Goodwill - Additional Information (Detail) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2005
Goodwill [Line Items]
Goodwill recognized				10,900,000	30,200,000
Intangible assets recognized					283,700,000
Goodwill impairment test	0	0	0